Long-term debt - Schedule of Long-Term Debt Maturities (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of detailed information about borrowings [line items]
Principal	$ 110,022	$ 261,851	$ 479,535
Principal and interest payable	101,647
2021
Disclosure of detailed information about borrowings [line items]
Principal and interest payable	37,425
2022
Disclosure of detailed information about borrowings [line items]
Principal and interest payable	27,804
2023
Disclosure of detailed information about borrowings [line items]
Principal and interest payable	15,714
2024
Disclosure of detailed information about borrowings [line items]
Principal and interest payable	11,890
2025
Disclosure of detailed information about borrowings [line items]
Principal and interest payable	8,814
Fekola Equipment Loan Facility
Disclosure of detailed information about borrowings [line items]
Principal	71,261	43,061
Interest	7,127
Fekola Equipment Loan Facility | 2021
Disclosure of detailed information about borrowings [line items]
Interest	3,230
Fekola Equipment Loan Facility | 2022
Disclosure of detailed information about borrowings [line items]
Interest	1,953
Fekola Equipment Loan Facility | 2023
Disclosure of detailed information about borrowings [line items]
Interest	1,143
Fekola Equipment Loan Facility | 2024
Disclosure of detailed information about borrowings [line items]
Interest	631
Fekola Equipment Loan Facility | 2025
Disclosure of detailed information about borrowings [line items]
Interest	170
Masbate Equipment Loan Facility
Disclosure of detailed information about borrowings [line items]
Principal	7,254	$ 10,799
Interest	592
Masbate Equipment Loan Facility | 2021
Disclosure of detailed information about borrowings [line items]
Interest	397
Masbate Equipment Loan Facility | 2022
Disclosure of detailed information about borrowings [line items]
Interest	167
Masbate Equipment Loan Facility | 2023
Disclosure of detailed information about borrowings [line items]
Interest	26
Masbate Equipment Loan Facility | 2024
Disclosure of detailed information about borrowings [line items]
Interest	2
Masbate Equipment Loan Facility | 2025
Disclosure of detailed information about borrowings [line items]
Interest	0
Lease liabilities
Disclosure of detailed information about borrowings [line items]
Interest	41
Lease liabilities | 2021
Disclosure of detailed information about borrowings [line items]
Interest	29
Lease liabilities | 2022
Disclosure of detailed information about borrowings [line items]
Interest	12
Lease liabilities | 2023
Disclosure of detailed information about borrowings [line items]
Interest	0
Lease liabilities | 2024
Disclosure of detailed information about borrowings [line items]
Interest	0
Lease liabilities | 2025
Disclosure of detailed information about borrowings [line items]
Interest	0
Principal | Fekola Equipment Loan Facility
Disclosure of detailed information about borrowings [line items]
Principal	73,026
Principal | Fekola Equipment Loan Facility | 2021
Disclosure of detailed information about borrowings [line items]
Principal	26,301
Principal | Fekola Equipment Loan Facility | 2022
Disclosure of detailed information about borrowings [line items]
Principal	19,392
Principal | Fekola Equipment Loan Facility | 2023
Disclosure of detailed information about borrowings [line items]
Principal	11,101
Principal | Fekola Equipment Loan Facility | 2024
Disclosure of detailed information about borrowings [line items]
Principal	8,965
Principal | Fekola Equipment Loan Facility | 2025
Disclosure of detailed information about borrowings [line items]
Principal	7,267
Principal | Masbate Equipment Loan Facility
Disclosure of detailed information about borrowings [line items]
Principal	7,461
Principal | Masbate Equipment Loan Facility | 2021
Disclosure of detailed information about borrowings [line items]
Principal	3,513
Principal | Masbate Equipment Loan Facility | 2022
Disclosure of detailed information about borrowings [line items]
Principal	3,076
Principal | Masbate Equipment Loan Facility | 2023
Disclosure of detailed information about borrowings [line items]
Principal	766
Principal | Masbate Equipment Loan Facility | 2024
Disclosure of detailed information about borrowings [line items]
Principal	106
Principal | Masbate Equipment Loan Facility | 2025
Disclosure of detailed information about borrowings [line items]
Principal	0
Principal | Lease liabilities
Disclosure of detailed information about borrowings [line items]
Principal	13,400
Principal | Lease liabilities | 2021
Disclosure of detailed information about borrowings [line items]
Principal	3,955
Principal | Lease liabilities | 2022
Disclosure of detailed information about borrowings [line items]
Principal	3,204
Principal | Lease liabilities | 2023
Disclosure of detailed information about borrowings [line items]
Principal	2,678
Principal | Lease liabilities | 2024
Disclosure of detailed information about borrowings [line items]
Principal	2,186
Principal | Lease liabilities | 2025
Disclosure of detailed information about borrowings [line items]
Principal	$ 1,377